Annual Fund Operating Expenses - 1290 Equity 500 Index Fund	Oct. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028
Class E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.75%	[1]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.72%)	[2]
Net Expenses (as a percentage of Assets)	0.28%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Pursuant to a contract, Equitable Investment Management, LLC (the “Adviser”) has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to the Fund to limit the expenses of the Fund through April 30, 2028 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund invests, 12b-1 fees, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed an annual rate of average daily net assets of 0.28% for Class E shares of the Fund. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2028. The Adviser may be reimbursed the amount of any such waivers or payments in the future provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Fund’s expense ratio, after the reimbursement is taken into account, does not exceed the Fund’s expense cap at the time of the waiver or the Fund’s expense cap at the time of the reimbursement, whichever is lower.